Cover Page	May 10, 2021	Feb. 02, 2021	Nov. 09, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 10, 2021
Entity Registrant Name	ScanSource, Inc.
Entity Incorporation, State or Country Code		SC
Entity File Number		00-26926
Entity Tax Identification Number		57-0965380
Entity Address, Address Line One	6 Logue Court
Entity Address, City or Town	Greenville
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29615
City Area Code	864
Local Phone Number	288-2432
Title of 12(b) Security		Common Stock, no par value
Trading Symbol		SCSC
Security Exchange Name		NASDAQ
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key			0000918965
Amendment Flag			false